Policyholder liabilities and unallocated surplus - US liabilities by duration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Policyholder liabilities	$ 385,678
Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities	385,492
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated
Liabilities
Policyholder liabilities	$ 269,549	$ 236,380	$ 244,483
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	42.00%	43.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	27.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	15.00%	15.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	9.00%	8.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Over 25 years
Liabilities
Percentage of policyholder liabilities	3.00%	3.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account
Liabilities
Policyholder liabilities	$ 195,070	$ 163,301	176,578
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	41.00%	40.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	28.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	16.00%	16.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	9.00%	9.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	4.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Variable annuity separate account | Over 25 years
Liabilities
Percentage of policyholder liabilities	3.00%	3.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business
Liabilities
Policyholder liabilities	$ 74,479	$ 73,079	$ 67,905
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | 0 to 5 years
Liabilities
Percentage of policyholder liabilities	45.00%	51.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | 5 years to 10 years
Liabilities
Percentage of policyholder liabilities	27.00%	24.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | After 10 years to 15 years
Liabilities
Percentage of policyholder liabilities	13.00%	12.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | After 15 years to 20 years
Liabilities
Percentage of policyholder liabilities	8.00%	7.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | 20 to 25 years
Liabilities
Percentage of policyholder liabilities	4.00%	3.00%
Jackson (US insurance operations) | Operating segments after elimination of intra-group amounts, before unallocated | Fixed annuity, GIC and other business | Over 25 years
Liabilities
Percentage of policyholder liabilities	3.00%	3.00%